Business Combination (Details) - Schedule of fair value of the equity instruments $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Schedule Of Fair Value Of The Equity Instruments Abstract
No. of shares/warrants, Common shares (in Shares) | shares	14,554,807
Fair value per share/warrant, Common shares (in Dollars per share) | $ / shares	$ 6.85
Fair value, Common shares	$ 99,715
No. of shares/warrants, Vested Founder shares subject to one year lock-up restriction post Business Combination closing date (in Shares) | shares	1,120,000
Fair value per share/warrant, Vested Founder shares subject to one year lock-up restriction post Business Combination closing date (in Dollars per share) | $ / shares	$ 6.39
Fair value, Vested Founder shares subject to one year lock-up restriction post Business Combination closing date	$ 7,156
No. of shares/warrants, Unvested Tiberius Founder shares (in Shares) | shares	1,842,152
Fair value per share/warrant, Unvested Tiberius Founder shares (in Dollars per share) | $ / shares	$ 3.48
Fair value, Unvested Tiberius Founder shares	$ 6,407
Total Value of Consideration	$ 113,278